PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 2,961	$ 2,512
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	1,970	1,845
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	2,246	2,122
Accumulated fair value adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	418	335
Accumulated fair value adjustments | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	137	185
Accumulated fair value adjustments | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	24	25
Accumulated fair value adjustments | Energy
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 257	$ 125